Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	December 31,
	2021	2020

	(in US$’000)
Raw materials	15,837	4,502
Finished goods	19,918	15,264
	35,755	19,766